Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Cost at 1 April 2022	3,659	63,022	5,587	1,072	73,340
Exchange adjustments	126	2,073	156	50	2,405
Additions	158	1,196	5,345	154	6,853
Disposals	(163)	(331)	(4)	(156)	(654)
Adjustment for change in discount rate on decommissioning provisions (note 26)	—	(36)	(12)	—	(48)
Reclassifications[1]	286	3,841	(4,312)	102	(83)
Cost at 1 April 2023	4,066	69,765	6,760	1,222	81,813
Exchange adjustments	(49)	(841)	(67)	(19)	(976)
Additions	59	1,157	5,754	197	7,167
Disposals	(55)	(271)	(5)	(134)	(465)
Adjustment for change in discount rate on decommissioning provisions (note 26)	—	29	—	—	29
Reclassifications[1]	277	4,725	(5,389)	218	(169)
Reclassification to held for sale (note 10)	(88)	(13)	(31)	(134)	(266)
Cost at 31 March 2024	4,210	74,551	7,022	1,350	87,133
Accumulated depreciation at 1 April 2022	(773)	(14,441)	(60)	(534)	(15,808)
Exchange adjustments	(30)	(444)	—	(32)	(506)
Depreciation charge for the year²	(122)	(1,459)	(1)	(183)	(1,765)
Disposals	127	311	2	152	592
Reclassifications[1]	4	107	4	(8)	107
Accumulated depreciation at 1 April 2023	(794)	(15,926)	(55)	(605)	(17,380)
Exchange adjustments	10	177	—	12	199
Depreciation charge for the year²	(80)	(1,515)	(20)	(189)	(1,804)
Disposals	50	252	2	134	438
Reclassifications[1]	(3)	281	—	(112)	166
Reclassification to held for sale (note 10)	59	1	6	89	155
Accumulated depreciation at 31 March 2024	(758)	(16,730)	(67)	(671)	(18,226)
Net book value at 31 March 2024	3,452	57,821	6,955	679	68,907
Net book value at 31 March 2023	3,272	53,839	6,705	617	64,433
1.Represents amounts transferred between categories, (to)/from other intangible assets (see note 12), (to)/from inventories.
2.Depreciation of assets in the course of construction relates to impairment provision adjustments.

		Years
	UK	US	Weighted average remaining UEL
Freehold and leasehold buildings	up to 60	up to 100	38
Plant and machinery:
Electricity transmission plant and wires	up to 100	10 to 85	32
Electricity distribution plant	14 to 99	5 to 85	46
Electricity generation plant	n/a	10 to 93	10
Interconnector plant and other	5 to 70	5 to 37	31
Gas plant – mains, services and regulating equipment	n/a	25 to 95	53
Gas plant – storage	5 to 20	20 to 60	18
Gas plant – meters	n/a	14 to 45	24
Motor vehicles and office equipment	up to 50	up to 26	3

	Increase in depreciation expense for the year ended 31 March 2024		Increase in depreciation expense for the year ended 31 March 2023
	New York £m	New England £m	New York £m	New England £m
UELs limited to 2050	208	66	185	54
UELs limited to 2060	100	26	90	21
UELs limited to 2070	46	6	42	3

Disclosure of detailed information about right-of-use assets	The table that follows shows the movements in the net book value of right-of-use assets included within property, plant and equipment at 31 March
2024 and 31 March 2023, split by category. The associated lease liabilities are disclosed in note 21.
13. Property, plant and equipment continued
(d) Right-of-use assets continued

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Net book value at 1 April 2022	225	70	—	210	505
Exchange adjustments	10	1	—	13	24
Additions	101	97	—	88	286
Disposals	(13)	—	—	(1)	(14)
Depreciation charge for the year	(42)	(18)	—	(70)	(130)
Net book value at 31 March 2023	281	150	—	240	671
Exchange adjustments	(5)	(2)	—	(5)	(12)
Additions	52	2	—	146	200
Reclassifications	—	(5)	—	5	—
Reclassification to held for sale (note 10)	(12)	—	—	(1)	(13)
Disposals	(1)	—	—	(2)	(3)
Depreciation charge for the year	(22)	(17)	—	(76)	(115)
Net book value at 31 March 2024	293	128	—	307	728
The following balances have been included in the income statement for the years ended 31 March 2024 and 31 March 2023 in respect of right-of-
use assets:

	2024	2023
	£m	£m
Included within net finance income and costs:
Interest expense on lease liabilities	(69)	(24)
Included within revenue:
Lease income[1]	384	409
Included within operating expenses:
Expense relating to short-term and low-value leases	(20)	(19)
1.Included within lease income is £360 million (2023: £394 million) of variable lease payments, the majority of which relates to the power supply arrangement entered into with LIPA
(see note 3).